UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21177______

_______BlackRock California Insured Municipal Income Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock California Insured Municipal Income Trust

_______40 East 52nd Street, New York, NY 10022_______
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___August 31, 2005

Date of reporting period:__May 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (Unaudited)

BlackRock California Insured Municipal Income Trust (BCK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.4%
AAA	$ 6,500		Benicia Unified Sch. Dist., Ser. B, Zero Coupon, 8/01/23, MBIA	No Opt. Call	$ 2,766,140
AAA	4,000		California St., 5.00%, 6/01/31, AMBAC	12/14 @ 100	4,245,200
			Ceres Unified Sch. Dist., Ser. B, FGIC,
AAA	3,055		Zero Coupon, 8/01/30	08/12 @ 34.887	748,322
AAA	3,180		Zero Coupon, 8/01/31	08/12 @ 32.868	733,340
AAA	3,300		Zero Coupon, 8/01/32	08/12 @ 30.966	716,991
AAA	3,440		Zero Coupon, 8/01/33	08/12 @ 29.174	703,652
AAA	3,575		Zero Coupon, 8/01/34	08/12 @ 27.782	696,374
AAA	3,275		Zero Coupon, 8/01/35	08/12 @ 26.186	601,290
A	6,500		Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.25%, 5/01/20	05/12 @ 101	7,080,775
AAA	2,385		Edl. Facs. Auth., Scripps Coll. Proj., 5.00%, 8/01/31, MBIA	08/11 @ 100	2,499,361
AAA	4,500	[3]	Infrastructure & Econ. Dev., Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	4,766,715
A3	2,600		Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12 @ 102	2,843,932
AAA	2,000		Long Beach Unified Sch. Dist., Ser. D, 5.00%, 8/01/31, FSA	08/10 @ 101	2,095,900
			Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev., Ser. A, FGIC,
AAA	5,000		5.00%, 7/01/43	07/12 @ 100	5,202,200
AAA	5,000		5.125%, 7/01/41	07/11 @ 100	5,221,100
AAA	5,000		Los Angeles Unified Sch. Dist., Ser. E, 5.125%, 1/01/27, MBIA	07/12 @ 100	5,321,400
			Los Angeles Wstwtr. Sys., Ser. A,
AAA	5,000		5.00%, 6/01/27, MBIA	06/13 @ 100	5,304,100
AAA	6,025		5.00%, 6/01/32, FGIC	06/12 @ 100	6,307,091
AAA	5,000		No. California Pwr. Agcy., Pub. Pwr. Rev., Hydroelec. Proj. 1, Ser. A, 5.00%, 7/01/28, MBIA	07/08 @ 101	5,264,850
AAA	2,500	[4]	No. Orange Cnty. Cmnty. Coll. Dist., Ser. A, 5.00%, 8/01/12, MBIA	N/A	2,805,775
AAA	5,000		Pub. Wks. Brd., Dept. of Gen. Svcs., Ser. A, 5.00%, 12/01/27, AMBAC	12/12 @ 100	5,238,500
AAA	5,000		Riverside Unified Sch. Dist., Ser. A, 5.00%, 2/01/27, FGIC	02/12 @ 101	5,293,050
AAA	4,390		Sacramento Cnty. San. Dist. Fin. Auth., Sacramento Regl. Cnty. San., Ser. A,
			5.00%, 12/01/35, AMBAC	12/14 @ 100	4,669,731
AAA	5,295		San Diego Cnty. Wtr. Auth., COP, Ser. A, 5.00%, 5/01/32, MBIA	05/12 @ 101	5,552,019
AAA	4,805		San Diego Redev. Agcy., Centre City Proj., Ser. A, 5.00%, 9/01/28, MBIA	09/11 @ 101	5,061,827
AAA	4,000		San Diego Univ. Fndtn. Aux. Org., Ser. A, 5.00%, 3/01/37, MBIA	03/12 @ 100	4,166,920
AAA	20,000		San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev., Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	5,560,400
AAA	6,000		San Jose Fin. Auth., Civic Ctr. Proj., Ser. B, 5.00%, 6/01/37, AMBAC	06/12 @ 100	6,240,360
AAA	11,125		Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/27, AMBAC	No Opt. Call	3,781,721
AAA	3,000		Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97-1, Ser. A,
			5.00%, 9/01/38, FSA	09/12 @ 100	3,123,660
AAA	4,000		Westlands Wtr. Dist., COP, 5.00%, 9/01/34, MBIA	09/12 @ 101	4,198,040

			Total Long-Term Investments (cost $112,435,692)		118,810,736

			SHORT-TERM INVESTMENTS—6.4%
			California—5.2%
A-1+	4,100	[5]	Econ. Recovery, Ser. C-5, 2.86%, 6/01/05, FRDD	N/A	4,100,000

BlackRock California Insured Municipal Income Trust (BCK) (continued)

Shares
(000)	Description	Value

	Money Market Fund—1.2%
950	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 950,000

	Total Short-Term Investments (cost $5,050,000)	5,050,000

	Total Investments—156.8% (cost $117,485,6926)	$123,860,736
	Other assets in excess of liabilities—2.1%	1,638,906
	Preferred shares at redemption value, including dividends payable—(58.9)%	(46,502,548)

	Net Assets Applicable to Common Shareholders—100%	$ 78,997,094

[1]	Using the higher of S&P's, Moody's or Fitch's rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Securities, or a portion thereof, pledged as collateral with a value of $847,416 on 359 short U.S. Treasury Note futures contracts expiring Sept. 2005. The value of such contracts on May 31, 2005 was $40,662,359, with an unrealized loss of $584,218.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of May 31, 2005.
[6]	Cost for Federal income purposes is $117,486,352. The net unrealized appreciation on a tax basis is $6,374,384 consisting of $6,374,384 gross unrealized appreciation and $0 gross unrealized depreciation.
The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 88.0% of the Trust's managed assets.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corporation	FRDD	— Floating Rate Daily Demand
COP	— Certificate of Participation	FSA	— Financial Security Assurance
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock California Insured Municipal Income Trust___

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: __/s/ Robert S. Kapito_____________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 22, 2005

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 22, 2005